UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Core Equity Fund

11/30/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT®

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08

Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace – 2.6%
Lockheed Martin Corp.	109,090	$8,411,930
Northrop Grumman Corp.	62,040	2,540,538
United Technologies Corp.	101,310	4,916,574

		$15,869,042

Airlines – 0.2%
Copa Holdings S.A., “A”	39,820	$882,809
UAL Corp.	22,520	253,350

		$1,136,159

Alcoholic Beverages – 0.3%
Molson Coors Brewing Co.	36,890	$1,640,498

Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	86,580	$4,610,385

Biotechnology – 1.9%
Affymetrix, Inc. (a)	154,930	$424,508
Genzyme Corp. (a)	131,181	8,398,208
Gilead Sciences, Inc. (a)	64,830	2,903,736

		$11,726,452

Broadcasting – 1.5%
Omnicom Group, Inc.	92,160	$2,607,206
Time Warner, Inc.	265,220	2,400,241
Walt Disney Co.	192,950	4,345,234

		$9,352,681

Brokerage & Asset Managers – 1.7%
Affiliated Managers Group, Inc. (a)	43,770	$1,225,560
Deutsche Boerse AG	36,980	2,659,521
GFI Group, Inc.	275,870	1,045,547
Invesco Ltd.	163,210	2,048,286
MarketAxess Holdings, Inc. (a)	193,880	1,240,832
TD AMERITRADE Holding Corp. (a)	157,130	2,089,829

		$10,309,575

Business Services – 1.9%
Accenture Ltd., “A”	105,830	$3,278,613
Amdocs Ltd. (a)	145,600	2,735,824
MasterCard, Inc., “A”	15,230	2,212,919
Satyam Computer Services Ltd., ADR	95,600	1,216,988
Visa, Inc., “A”	42,590	2,238,530

		$11,682,874

Cable TV – 0.8%
Comcast Corp., “Special A”	185,500	$3,110,835
Time Warner Cable, Inc., “A” (a)	87,990	1,786,197

		$4,897,032

Chemicals – 1.4%
3M Co.	69,740	$4,667,698
Ecolab, Inc.	41,130	1,578,981
PPG Industries, Inc.	53,390	2,344,889

		$8,591,568

Computer Software – 3.4%
MicroStrategy, Inc., “A” (a)	178,900	$6,383,152
MSC. Software Corp. (a)	376,096	2,820,720
Oracle Corp. (a)	440,560	7,088,610
VeriSign, Inc. (a)	186,160	4,019,194

		$20,311,676

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 3.7%
Apple, Inc. (a)	124,640	$11,550,389
Hewlett-Packard Co.	251,640	8,877,859
Solera Holdings, Inc. (a)	115,440	2,259,161

		$22,687,409

Construction – 0.7%
Pulte Homes, Inc.	300,950	$3,205,118
Sherwin-Williams Co.	16,300	960,559

		$4,165,677

Consumer Goods & Services – 4.0%
Capella Education Co. (a)	30,230	$1,809,568
Colgate-Palmolive Co.	120,360	7,831,825
New Oriental Education & Technology Group, Inc., ADR (a)	67,520	3,484,707
Procter & Gamble Co.	176,750	11,373,863

		$24,499,963

Containers – 0.2%
Crown Holdings, Inc. (a)	63,740	$1,023,027

Electrical Equipment – 3.6%
Danaher Corp.	318,100	$17,699,084
Rockwell Automation, Inc.	98,840	3,078,866
WESCO International, Inc. (a)	66,730	986,937

		$21,764,887

Electronics – 2.7%
Applied Materials, Inc.	96,960	$928,877
Flextronics International Ltd. (a)	404,133	945,671
Hittite Microwave Corp. (a)	77,080	2,252,278
Intel Corp.	371,770	5,130,426
Intersil Corp., “A”	115,830	1,049,420
Marvell Technology Group Ltd. (a)	286,250	1,660,250
National Semiconductor Corp.	172,700	1,899,700
SanDisk Corp. (a)(l)	273,230	2,185,840
Silicon Laboratories, Inc. (a)	28,500	597,360

		$16,649,822

Energy - Independent – 2.8%
Apache Corp.	31,800	$2,458,140
Devon Energy Corp.	34,670	2,508,028
EOG Resources, Inc.	45,080	3,832,702
Peabody Energy Corp.	41,450	971,174
Ultra Petroleum Corp. (a)	40,560	1,647,953
XTO Energy, Inc.	141,280	5,402,547

		$16,820,544

Energy - Integrated – 8.4%
BP PLC	291,040	$2,357,760
Chevron Corp.	243,800	19,262,638
Exxon Mobil Corp.	192,442	15,424,226
Hess Corp.	67,360	3,640,134
Marathon Oil Corp.	109,530	2,867,495
Royal Dutch Shell PLC, “A”	176,920	4,761,178
TOTAL S.A.	43,220	2,268,322

		$50,581,753

Engineering - Construction – 1.1%
Fluor Corp.	135,020	$6,148,811
North American Energy Partners, Inc. (a)	218,190	619,660

		$6,768,471

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 4.3%
Coca-Cola Co.	229,390	$10,751,509
Hain Celestial Group, Inc. (a)	78,950	1,242,673
J.M. Smucker Co.	51,340	2,329,296
Pepsi Bottling Group, Inc.	75,280	1,361,815
PepsiCo, Inc.	182,519	10,348,827

		$26,034,120

Food & Drug Stores – 1.2%
CVS Caremark Corp.	169,350	$4,899,296
Kroger Co.	83,200	2,301,312

		$7,200,608

Gaming & Lodging – 0.4%
International Game Technology	73,000	$781,830
Las Vegas Sands Corp. (a)	45,120	233,270
Pinnacle Entertainment, Inc. (a)	128,430	732,051
Royal Caribbean Cruises Ltd.	73,160	689,167

		$2,436,318

General Merchandise – 1.2%
Kohl’s Corp. (a)	85,860	$2,804,188
Wal-Mart Stores, Inc.	82,210	4,593,895

		$7,398,083

Health Maintenance Organizations – 0.6%
WellPoint, Inc. (a)	94,200	$3,353,520

Insurance – 4.2%
ACE Ltd.	100,650	$5,258,963
Allied World Assurance Co. Holdings Ltd.	132,070	4,669,995
Chubb Corp.	125,090	6,424,622
MetLife, Inc.	305,210	8,777,840

		$25,131,420

Internet – 1.1%
Google, Inc., “A” (a)	23,670	$6,934,363

Leisure & Toys – 0.8%
Hasbro, Inc.	83,260	$2,231,368
Ubisoft Entertainment S.A. (a)	114,068	2,621,663

		$4,853,031

Machinery & Tools – 1.0%
Bucyrus International, Inc.	69,820	$1,363,585
Eaton Corp.	56,480	2,617,283
Roper Industries, Inc.	39,030	1,786,403

		$5,767,271

Major Banks – 5.7%
Bank of America Corp.	370,810	$6,025,663
Bank of New York Mellon Corp.	134,308	4,057,445
JPMorgan Chase & Co.	365,610	11,575,213
State Street Corp.	88,660	3,733,473
Wells Fargo & Co.	325,430	9,401,673

		$34,793,467

Medical & Health Technology & Services – 1.1%
DaVita, Inc. (a)	7,240	$363,810
MWI Veterinary Supply, Inc. (a)	97,492	2,432,425
Patterson Cos., Inc. (a)	215,060	4,047,429

		$6,843,664

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 2.8%
Medtronic, Inc.	238,860	$7,290,007
NxStage Medical, Inc. (a)(z)	342,400	856,000
NxStage Medical, Inc. (a)	764,960	1,912,400
Waters Corp. (a)	111,100	4,580,653
Zimmer Holdings, Inc. (a)	59,200	2,209,344

		$16,848,404

Metals & Mining – 0.1%
Cameco Corp.	24,900	$429,027

Natural Gas - Pipeline – 0.4%
Williams Cos., Inc.	160,240	$2,599,093

Network & Telecom – 1.7%
Ciena Corp.	92,610	$685,314
Cisco Systems, Inc. (a)	367,890	6,084,901
F5 Networks, Inc. (a)	38,450	957,405
Research in Motion Ltd. (a)	61,080	2,594,068

		$10,321,688

Oil Services – 2.0%
Exterran Holdings, Inc. (a)(l)	48,310	$847,841
Halliburton Co.	191,530	3,370,928
Helix Energy Solutions Group, Inc. (a)	76,230	490,159
Nabors Industries Ltd. (a)	42,360	614,220
Noble Corp.	173,900	4,658,781
Transocean, Inc. (a)	28,460	1,903,405

		$11,885,334

Other Banks & Diversified Financials – 1.9%
Discover Financial Services	112,890	$1,154,865
Euro Dekania Ltd. (a)(z)	492,120	1,442,737
New York Community Bancorp, Inc.	334,570	4,366,139
Sovereign Bancorp, Inc. (a)	1,812,988	4,478,080

		$11,441,821

Personal Computers & Peripherals – 0.8%
NetApp, Inc. (a)	355,520	$4,799,520

Pharmaceuticals – 6.9%
Allergan, Inc.	143,960	$5,424,413
Johnson & Johnson	76,410	4,476,098
Merck & Co., Inc.	426,050	11,384,056
Schering-Plough Corp.	544,640	9,155,398
Teva Pharmaceutical Industries Ltd., ADR	64,520	2,784,038
Wyeth	230,160	8,288,062

		$41,512,065

Precious Metals & Minerals – 0.1%
Teck Cominco Ltd., “B”	130,200	$635,148

Real Estate – 1.6%
Apartment Investment & Management, “A”, REIT	165,206	$1,894,913
Kilroy Realty Corp., REIT	28,650	872,965
Mack-Cali Realty Corp., REIT	355,580	6,745,353

		$9,513,231

Restaurants – 0.5%
Red Robin Gourmet Burgers, Inc. (a)	110,730	$1,349,799
Texas Roadhouse, Inc., “A” (a)	288,030	1,610,088

		$2,959,887

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.6%
Praxair, Inc.			64,280	$3,795,734

Specialty Stores – 2.7%
AnnTaylor Stores Corp. (a)			178,800	$802,812
Dick’s Sporting Goods, Inc. (a)(l)			363,430	4,582,852
Nordstrom, Inc.			181,070	2,058,766
O’Reilly Automotive, Inc. (a)			154,340	4,023,644
Staples, Inc.			160,820	2,791,835
Tiffany & Co.			91,710	1,814,940

				$16,074,849

Telecommunications - Wireless – 0.6%
Rogers Communications, Inc., “B”			139,110	$3,765,459

Telephone Services – 3.2%
AT&T, Inc.			552,600	$15,782,255
Verizon Communications, Inc.			101,620	3,317,893

				$19,100,148

Tobacco – 2.0%
Lorillard, Inc.			71,540	$4,323,162
Philip Morris International, Inc.			187,200	7,892,352

				$12,215,514

Trucking – 1.1%
FedEx Corp.			38,370	$2,710,841
J.B. Hunt Transport Services, Inc.			88,940	2,384,480
United Parcel Service, Inc., “B”			23,010	1,325,375

				$6,420,696

Utilities - Electric Power – 4.1%
Dominion Resources, Inc.			104,060	$3,831,489
Exelon Corp.			50,410	2,833,545
FirstEnergy Corp.			77,230	4,524,133
NRG Energy, Inc. (a)			173,850	4,118,507
PG&E Corp.			68,420	2,602,697
PPL Corp.			102,920	3,487,959
Public Service Enterprise Group, Inc.			120,550	3,724,995

				$25,123,325

Total Common Stocks				$595,276,303

	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
NxStage Medical, Inc. (1 share for 1 warrant) (a)(z)	$5.50	5/23/13	68,480	$100,283

Issuer			Shares/Par	Value ($)
Repurchase Agreements – 1.6%
Merrill Lynch & Co., 0.18%, dated 11/28/08, due 12/01/08, total to be received $9,220,138 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)			$9,220,000	$9,220,000

Collateral for Securities Loaned – 0.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			1,310,498	$1,310,498

Total Investments				$605,907,084

Other Assets, Less Liabilities – (0.2)%				(958,179)

Net Assets – 100.0%				$604,948,905

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	3/08/07-6/25/07	$7,015,361	$1,442,737
NxStage Medical, Inc.	5/22/08	1,352,874	856,000
NxStage Medical, Inc. (Warrants)	5/22/08	187,933	100,283

Total Restricted Securities			$2,399,020
% of Net Assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Core Equity Fund

Supplemental Information (Unaudited) 11/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of November 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$584,599,043	$19,865,304	$1,442,737	$605,907,084
Other Financial Instruments	$—	$—	$—	$—

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 8/31/08	$3,519,098	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(2,076,361)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 11/30/08	$1,442,737	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$878,656,982

Gross unrealized appreciation	$3,658,338
Gross unrealized depreciation	(276,408,236)

Net unrealized appreciation (depreciation)	$(272,749,898)

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS® Core Growth Fund

11/30/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08

Issuer	Shares/Par	Value ($)
Common Stocks – 95.8%
Aerospace – 1.4%
Lockheed Martin Corp.	258,780	$19,954,526

Airlines – 0.1%
UAL Corp.	114,220	$1,284,975

Alcoholic Beverages – 1.3%
Molson Coors Brewing Co.	429,480	$19,098,976

Apparel Manufacturers – 1.2%
NIKE, Inc., “B”	330,910	$17,620,958

Biotechnology – 6.3%
Celgene Corp. (a)	202,270	$10,538,267
Cephalon, Inc. (a)	81,190	5,965,841
Genentech, Inc. (a)	197,150	15,101,690
Genzyme Corp. (a)	523,720	33,528,554
Gilead Sciences, Inc. (a)	534,600	23,944,734

		$89,079,086

Brokerage & Asset Managers – 1.8%
Charles Schwab Corp.	1,246,010	$22,839,363
Deutsche Boerse AG	38,570	2,773,871

		$25,613,234

Business Services – 4.7%
Accenture Ltd., “A”	182,310	$5,647,964
Automatic Data Processing, Inc.	303,780	12,473,207
MasterCard, Inc., “A”	122,980	17,868,994
Visa, Inc., “A”	412,230	21,666,809
Western Union Co.	645,590	8,566,979

		$66,223,953

Cable TV – 0.7%
Comcast Corp., “A”	536,770	$9,307,592

Chemicals – 3.1%
3M Co.	192,530	$12,886,033
Ecolab, Inc.	461,340	17,710,843
Monsanto Co.	164,050	12,992,760

		$43,589,636

Computer Software – 6.5%
Citrix Systems, Inc. (a)	538,210	$14,348,679
McAfee, Inc. (a)	169,120	5,129,410
Microsoft Corp.	1,169,480	23,646,886
Oracle Corp. (a)	1,397,376	22,483,780
Salesforce.com, Inc. (a)	48,820	1,397,228
VeriSign, Inc. (a)	1,167,530	25,206,973

		$92,212,956

Computer Software - Systems – 5.0%
Apple, Inc. (a)	300,020	$27,802,853
EMC Corp. (a)	701,030	7,409,887
Hewlett-Packard Co.	700,650	24,718,932
International Business Machines Corp.	134,320	10,960,512

		$70,892,184

Construction – 0.2%
Pulte Homes, Inc.	233,000	$2,481,450

Consumer Goods & Services – 4.8%
Apollo Group, Inc., “A” (a)	320,950	$24,661,798
Colgate-Palmolive Co.	388,520	25,280,996

1

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Goods & Services – continued
ITT Educational Services, Inc. (a)(l)	43,450	$3,913,976
Procter & Gamble Co.	225,860	14,534,091

		$68,390,861

Electrical Equipment – 1.6%
Danaher Corp.	235,050	$13,078,182
Emerson Electric Co.	249,890	8,968,552

		$22,046,734

Electronics – 1.4%
Hittite Microwave Corp. (a)	270,316	$7,898,634
Intel Corp.	569,760	7,862,688
Linear Technology Corp.	137,700	2,747,115
Nintendo Co. Ltd.	5,300	1,642,628

		$20,151,065

Energy - Independent – 3.8%
Anadarko Petroleum Corp.	171,280	$7,031,044
EOG Resources, Inc.	119,490	10,159,040
Newfield Exploration Co. (a)	104,100	2,350,578
Occidental Petroleum Corp.	138,700	7,509,218
Ultra Petroleum Corp. (a)	195,990	7,963,074
XTO Energy, Inc.	471,557	18,032,340

		$53,045,294

Energy - Integrated – 1.2%
Chevron Corp.	102,980	$8,136,450
Exxon Mobil Corp.	103,160	8,268,274

		$16,404,724

Engineering - Construction – 0.5%
Fluor Corp.	157,700	$7,181,658

Food & Beverages – 5.7%
Coca-Cola Co.	401,550	$18,820,649
General Mills, Inc.	169,520	10,708,578
Groupe Danone	335,888	19,320,904
Nestle S.A.	185,133	6,700,778
PepsiCo, Inc.	449,050	25,461,135

		$81,012,044

Food & Drug Stores – 1.8%
CVS Caremark Corp.	861,086	$24,911,218

Gaming & Lodging – 0.3%
International Game Technology	423,830	$4,539,219

General Merchandise – 2.7%
Kohl’s Corp. (a)	299,200	$9,771,872
Wal-Mart Stores, Inc.	497,250	27,786,330

		$37,558,202

Insurance – 0.6%
Aflac, Inc.	94,700	$4,384,610
MetLife, Inc.	118,900	3,419,564

		$7,804,174

Internet – 3.0%
Google, Inc., “A” (a)	145,545	$42,638,863

Leisure & Toys – 1.3%
Hasbro, Inc.	266,770	$7,149,436

2

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – continued
Ubisoft Entertainment S.A. (a)	493,869	$11,350,757

		$18,500,193

Major Banks – 2.4%
Bank of New York Mellon Corp.	460,005	$13,896,751
JPMorgan Chase & Co.	344,720	10,913,835
Wells Fargo & Co.	319,810	9,239,311

		$34,049,897

Medical & Health Technology & Services – 2.5%
Laboratory Corp. of America Holdings (a)	111,100	$7,039,296
Medco Health Solutions, Inc. (a)	663,830	27,880,860

		$34,920,156

Medical Equipment – 5.6%
Baxter International, Inc.	555,680	$29,395,472
C.R. Bard, Inc.	159,580	13,090,347
Medtronic, Inc.	645,540	19,701,881
ResMed, Inc. (a)	167,460	6,085,496
Stryker Corp.	88,030	3,426,128
Thermo Fisher Scientific, Inc. (a)	203,530	7,261,950

		$78,961,274

Network & Telecom – 4.0%
Cisco Systems, Inc. (a)	1,458,710	$24,127,063
QUALCOMM, Inc.	838,560	28,150,459
Research in Motion Ltd. (a)	105,670	4,487,805

		$56,765,327

Oil Services – 2.0%
Schlumberger Ltd.	294,680	$14,952,063
Transocean, Inc. (a)	136,710	9,143,165
Weatherford International Ltd. (a)	330,600	4,221,762

		$28,316,990

Other Banks & Diversified Financials – 0.1%
SLM Corp. (a)	173,000	$1,593,330

Personal Computers & Peripherals – 1.0%
NetApp, Inc. (a)	391,680	$5,287,680
Nuance Communications, Inc. (a)	1,013,040	9,299,707

		$14,587,387

Pharmaceuticals – 5.0%
Abbott Laboratories	631,080	$33,062,281
Allergan, Inc.	688,870	25,956,622
Schering-Plough Corp.	214,000	3,597,340
Teva Pharmaceutical Industries Ltd., ADR	196,310	8,470,777

		$71,087,020

Railroad & Shipping – 0.6%
Union Pacific Corp.	180,570	$9,035,723

Restaurants – 1.5%
Burger King Holdings, Inc.	251,470	$5,409,120
McDonald’s Corp.	270,900	15,915,375

		$21,324,495

Specialty Chemicals – 2.0%
FMC Corp.	169,300	$7,398,410
Praxair, Inc.	356,180	21,032,429

		$28,430,839

3

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 2.5%
Abercrombie & Fitch Co., “A”	268,000	$5,180,440
Lowe’s Cos., Inc.	729,380	15,068,991
PetSmart, Inc.	335,960	5,896,098
Staples, Inc.	568,390	9,867,250

		$36,012,779

Telecommunications - Wireless – 0.5%
America Movil S.A.B. de C.V., “L”, ADR	92,680	$2,780,400
Rogers Communications, Inc., “B”	151,100	4,091,788

		$6,872,188

Tobacco – 1.8%
Philip Morris International, Inc.	613,640	$25,871,062

Trucking – 2.4%
FedEx Corp.	214,080	$15,124,752
J.B. Hunt Transport Services, Inc.	218,030	5,845,384
United Parcel Service, Inc., “B”	216,830	12,489,408

		$33,459,544

Utilities - Electric Power – 0.9%
AES Corp. (a)	182,710	$1,405,040
Allegheny Energy, Inc.	320,940	11,313,134

		$12,718,174

Total Common Stocks		$1,355,549,960

Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 1.00%, at Net Asset Value	19,396,046	$19,396,046

Collateral for Securities Loaned – 0.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	2,485,691	$2,485,691

Total Investments		$1,377,431,697

Other Assets, Less Liabilities – 2.7%		37,875,259

Net Assets – 100.0%		$1,415,306,956

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Core Growth Fund

Supplemental Information (Unaudited) 11/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of November 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,374,657,826	$2,773,871	$—	$1,377,431,697
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,669,149,451

Gross unrealized appreciation	$21,456,228
Gross unrealized depreciation	(313,173,982)

Net unrealized appreciation (depreciation)	$(291,717,754)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended November 30, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	334,023,734	314,627,688	19,396,046

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$—	$19,396,046

5

MFS® Cash Reserve Fund

11/30/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Cash Reserve Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 3.2%
Major Banks – 0.1%
BNP Paribas, 3.08%, due 2/26/09	$800,000	$800,000

Other Banks & Diversified Financials – 3.1%
DEPFA Bank PLC, NY, 3.15%, due 12/29/08	$11,020,000	$11,020,000
DEPFA Bank PLC, NY, 3.09%, due 1/06/09	11,215,000	11,215,000

		$22,235,000

Total Certificates of Deposit, at Amortized Cost and Value		$23,035,000

Commercial Paper – 35.2% (y)
Automotive – 3.3%
Toyota Motor Credit Corp., 2.62%, due 12/05/08	$24,000,000	$23,993,013
Toyota Motor Credit Corp., 2.62%, due 12/15/08	220,000	219,776

		$24,212,789

Brokerage & Asset Managers – 4.9%
Goldman Sachs Group, Inc., 2.65%, due 3/02/09	$10,000,000	$9,933,014
Merrill Lynch & Co., Inc., 3.13%, due 12/08/08	2,266,000	2,264,621
Merrill Lynch & Co., Inc., 3.15%, due 12/22/08	22,810,000	22,768,087
Morgan Stanley Group, Inc., 3.22%, due 2/27/09	1,066,000	1,057,609

		$36,023,331

Electrical Equipment – 2.0%
General Electric Co., 0.8%, due 12/01/08	$14,600,000	$14,600,000

Energy - Integrated – 3.0%
ConocoPhillips, 1%, due 12/02/08 (t)	$21,950,000	$21,949,390

Major Banks – 15.5%
Abbey National North America LLC, 0.65%, due 12/01/08	$21,900,000	$21,900,000
ABN-AMRO North America Finance, Inc., 2.99%, due 3/12/09	22,340,000	22,152,598
ABN-AMRO North America Finance, Inc., 3%, due 3/05/09	2,290,000	2,272,062
Bank of America Corp., 0.3%, due 12/01/08	2,015,000	2,015,000
Bank of America Corp., 2.88%, due 1/09/09	18,249,000	18,192,063
Bank of America Corp., 2.98%, due 3/05/09	1,843,000	1,828,659
BNP Paribas Financial, Inc., 0.6%, due 12/01/08	21,226,000	21,226,000
Societe Generale North America, Inc., 0.69%, due 12/01/08	20,246,000	20,246,000
Societe Generale North America, Inc., 3%, due 2/27/09	1,800,000	1,786,800
Wells Fargo & Co., 2.66%, due 12/19/08	1,360,000	1,358,191

		$112,977,373

Other Banks & Diversified Financials – 6.5%
Citigroup Funding, Inc., 1.6%, due 12/05/08	$15,132,000	$15,129,310
Citigroup Funding, Inc., 3.1%, due 2/24/09	7,128,000	7,075,827
HSBC Holdings PLC, 0.75%, due 12/01/08	22,032,000	22,032,000
UBS Finance Delaware LLC, 3.125%, due 3/09/09	3,054,000	3,028,020

		$47,265,157

Total Commercial Paper, at Amortized Cost and Value		$257,028,040

U.S. Government Agencies – 45.4% (y)
Fannie Mae, 0.1%, 2008	$26,703,000	$26,701,962
Federal Home Loan Bank, 0.1%, 2008	103,509,000	103,509,000
Federal Home Loan Bank, 0.25%, 2008	5,778,000	5,777,920
Federal Home Loan Bank, 0.15%, 2008	22,381,000	22,380,161
Freddie Mac, 0.45%, 2008	17,281,000	17,277,976
Freddie Mac, 0.18%, 2008	102,586,000	102,576,767
Freddie Mac, 0.18%, 2008	53,155,000	53,149,419

Total U.S. Government Agencies, at Amortized Cost and Value		$331,373,205

1

MFS Cash Reserve Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Repurchase Agreements – 16.7%
Merrill Lynch & Co., 0.18%, dated 11/28/08, due 12/01/08, total to be received $73,439,102 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$73,438,000	$73,438,000
Morgan Stanley, 0.20%, dated 11/28/08, due 12/01/08, total to be received $48,935,816 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	48,935,000	48,935,000

Total Repurchase Agreements, at Cost		$122,373,000

Total Investments, at Amortized Cost and Value		$733,809,245

Other Assets, Less Liabilities – (0.5)%		(3,362,090)

Net Assets – 100.0%		$730,447,155

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $733,809,245.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Cash Reserve Fund

Supplemental Information (Unaudited) 11/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of November 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$733,809,245	$—	$733,809,245
Other Financial Instruments	$—	$—	$—	$—

3

MFS® New Discovery Fund

11/30/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Airlines – 1.4%
Allegiant Travel Co. (a)	93,090	$4,015,903

Biotechnology – 0.5%
Nanosphere, Inc. (a)	142,130	$710,650
SEQUENOM, Inc. (a)	48,000	802,080

		$1,512,730

Brokerage & Asset Managers – 0.6%
KBW, Inc. (a)(l)	44,830	$1,018,089
MarketAxess Holdings, Inc. (a)	32,550	208,320
Thomas Weisel Partners Group (a)(l)	142,020	606,422

		$1,832,831

Business Services – 6.0%
ATA, Inc., ADR (a)	137,580	$756,690
Concur Technologies, Inc. (a)	209,750	5,757,638
Constant Contact, Inc. (a)(l)	131,130	1,829,264
Corporate Executive Board Co.	156,890	3,617,883
CoStar Group, Inc. (a)	65,520	2,137,262
Ultimate Software Group, Inc. (a)	205,470	3,145,746

		$17,244,483

Chemicals – 1.0%
Nalco Holding Co.	240,060	$2,739,085

Computer Software – 3.6%
ANSYS, Inc. (a)	53,850	$1,554,111
CommVault Systems, Inc. (a)	223,610	2,292,003
Guidance Software, Inc. (a)	229,269	777,222
Salesforce.com, Inc. (a)	85,990	2,461,034
SPSS, Inc. (a)	132,220	3,231,457

		$10,315,827

Computer Software - Systems – 1.5%
Deltek, Inc. (a)	198,390	$952,272
PROS Holdings, Inc. (a)	330,310	1,592,094
Solera Holdings, Inc. (a)	87,380	1,710,027

		$4,254,393

Construction – 3.2%
Pulte Homes, Inc.	476,030	$5,069,720
Toll Brothers, Inc. (a)	154,580	3,080,779
Urbi Desarrollos Urbanos S.A. de C.V. (a)	597,970	886,973

		$9,037,472

Consumer Goods & Services – 6.3%
Capella Education Co. (a)	110,790	$6,631,889
Central Garden & Pet Co., “A” (a)	258,880	1,082,118
New Oriental Education & Technology Group, Inc., ADR (a)	112,790	5,821,092
Sotheby’s	145,290	1,444,183
Strayer Education, Inc.	12,640	3,028,670

		$18,007,952

Electrical Equipment – 0.6%
Itron, Inc. (a)	36,200	$1,715,156

Electronics – 6.4%
ARM Holdings PLC	3,697,800	$5,477,108
Atheros Communications, Inc. (a)	133,860	1,954,356
Hittite Microwave Corp. (a)	206,080	6,021,658
Mellanox Technologies Ltd. (a)	278,450	2,060,530
Monolithic Power Systems, Inc. (a)	92,210	882,450

1

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Silicon Laboratories, Inc. (a)	92,440	$1,937,542

		$18,333,644

Energy - Independent – 2.7%
Continental Resources, Inc. (a)	102,190	$1,997,815
Denbury Resources, Inc. (a)	238,460	2,272,524
EXCO Resources, Inc. (a)	454,680	3,487,396

		$7,757,735

Engineering - Construction – 4.8%
KHD Humboldt Wedag International Ltd. (a)	76,272	$806,958
North American Energy Partners, Inc. (a)	851,820	2,419,169
Quanta Services, Inc. (a)	376,629	6,123,988
Team, Inc. (a)	154,290	4,354,064

		$13,704,179

Entertainment – 0.5%
TiVo, Inc. (a)	283,300	$1,422,166

Food & Beverages – 0.5%
Hain Celestial Group, Inc. (a)	83,270	$1,310,670

Forest & Paper Products – 1.3%
Universal Forest Products, Inc. (l)	174,070	$3,660,692

Gaming & Lodging – 3.3%
International Game Technology	374,520	$4,011,109
Morgans Hotel Group Co. (a)(l)	229,930	919,720
Pinnacle Entertainment, Inc. (a)(l)	393,130	2,240,841
WMS Industries, Inc. (a)	95,020	2,342,243

		$9,513,913

Health Maintenance Organizations – 1.0%
Ehealth, Inc. (a)(l)	217,330	$2,384,110
OdontoPrev S.A.	38,900	436,711

		$2,820,821

Internet – 4.8%
Dealertrack Holdings, Inc. (a)(l)	344,000	$4,076,400
Omniture, Inc. (a)(l)	402,950	4,005,323
TechTarget, Inc. (a)	733,740	3,360,529
Vocus, Inc. (a)	124,630	2,264,527

		$13,706,779

Leisure & Toys – 0.9%
THQ, Inc. (a)	570,624	$2,704,758

Machinery & Tools – 1.8%
Polypore International, Inc. (a)	584,220	$2,634,832
Ritchie Bros. Auctioneers, Inc.	134,190	2,505,327

		$5,140,159

Medical & Health Technology & Services – 9.0%
Athena Health, Inc. (a)	53,010	$1,448,763
Diagnosticos da America S.A.	83,400	849,863
Genoptix, Inc. (a)	37,970	1,204,788
Healthcare Services Group, Inc. (l)	237,460	3,775,614
IDEXX Laboratories, Inc. (a)	238,230	7,363,689
IPC The Hospitalist Co., Inc. (a)	85,800	1,497,210
Medassets, Inc. (a)	246,110	3,125,597
MWI Veterinary Supply, Inc. (a)	259,030	6,462,799

		$25,728,323

2

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 9.2%
ABIOMED, Inc. (a)(l)	348,650	$4,895,046
AtriCure, Inc. (a)	133,490	329,720
Conceptus, Inc. (a)(l)	317,520	4,667,544
DENTSPLY International, Inc.	120,660	3,146,813
Dexcom, Inc. (a)(l)	262,090	524,180
Immucor, Inc. (a)	73,620	1,786,757
Insulet Corp. (a)(l)	191,570	936,777
Mindray Medical International Ltd., ADR	240,360	4,345,709
NxStage Medical, Inc. (a)(l)	685,080	1,712,700
ResMed, Inc. (a)	108,640	3,947,978

		$26,293,224

Metals & Mining – 1.1%
Century Aluminum Co. (a)	381,640	$3,110,366

Network & Telecom – 2.7%
Cavium Networks, Inc. (a)(l)	126,970	$1,377,625
NICE Systems Ltd., ADR (a)	167,738	3,740,557
Polycom, Inc. (a)	131,760	2,481,041

		$7,599,223

Oil Services – 6.5%
Cal Dive International, Inc. (a)	206,950	$1,264,465
Dresser-Rand Group, Inc. (a)	246,170	4,113,501
Exterran Holdings, Inc. (a)	249,680	4,381,884
Helix Energy Solutions Group, Inc. (a)	798,480	5,134,226
Natural Gas Services Group, Inc. (a)	79,750	821,425
Oceaneering International, Inc. (a)	106,190	2,741,826

		$18,457,327

Other Banks & Diversified Financials – 0.7%
Signature Bank (a)	65,000	$1,937,000

Personal Computers & Peripherals – 1.6%
Nuance Communications, Inc. (a)	502,089	$4,609,177

Pharmaceuticals – 1.2%
Cadence Pharmaceuticals, Inc. (a)(l)	172,960	$1,151,914
Genomma Lab Internacional S.A., “B” (a)	1,021,800	722,716
Inspire Pharmaceuticals, Inc. (a)	228,720	823,392
Synta Pharmaceuticals Corp. (a)(l)	118,240	626,672

		$3,324,694

Printing & Publishing – 1.4%
Morningstar, Inc. (a)	34,660	$1,116,052
MSCI, Inc., “A” (a)	180,270	2,781,566

		$3,897,618

Restaurants – 2.7%
McCormick & Schmick’s Seafood Restaurant, Inc. (a)	595,870	$2,145,132
Red Robin Gourmet Burgers, Inc. (a)(l)	296,800	3,617,992
Texas Roadhouse, Inc., “A” (a)	349,570	1,954,096

		$7,717,220

Special Products & Services – 1.2%
Heckmann Corp. (a)(l)	566,220	$3,504,902

Specialty Stores – 7.5%
Abercrombie & Fitch Co., “A”	148,870	$2,877,657
Citi Trends, Inc. (a)	324,169	3,987,279
Ctrip.com International Ltd., ADR	97,290	2,263,938
Dick’s Sporting Goods, Inc. (a)	84,010	1,059,366

3

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Dufry South America Ltd.			101,140	$558,116
J. Crew Group, Inc. (a)			192,080	1,947,691
Lumber Liquidators, Inc. (a)			351,330	3,330,608
Monro Muffler Brake, Inc.			95,975	1,958,850
Zumiez, Inc. (a)(l)			395,830	3,419,971

				$21,403,476

Trucking – 2.2%
J.B. Hunt Transport Services, Inc.			118,910	$3,187,977
Old Dominion Freight Lines, Inc. (a)			130,540	3,106,852

				$6,294,829

Total Common Stocks				$284,628,727

	Strike Price	First Exercise
Warrants – 0.0%
Alcoholic Beverages – 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a)(z)	$6.57	5/08/07	110,880	$16,588

Collateral for Securities Loaned – 4.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			12,560,852	$12,560,852

Repurchase Agreements – 0.4%
Merrill Lynch & Co., 0.18%, dated 11/28/08, due 12/01/08, total to be received $1,187,018 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)			$1,187,000	$1,187,000

Total Investments				$298,393,167

Other Assets, Less Liabilities – (4.5)%				(12,740,493)

Net Assets – 100.0%				$285,652,674

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (Warrants)	4/18/07	$155,725	$16,588
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS New Discovery Fund

Supplemental Information (Unaudited) 11/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of November 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$291,712,472	$6,680,695	$—	$298,393,167
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$472,599,507

Gross unrealized appreciation	$6,793,104
Gross unrealized depreciation	(180,999,444)

Net unrealized appreciation (depreciation)	$(174,206,340)

The aggregate cost above includes prior fiscal year end tax adjustments.

5

MFS® Research International Fund

11/30/08
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Airlines – 0.3%
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	393,810	$8,742,582

Alcoholic Beverages – 0.7%
Heineken N.V.	763,350	$21,069,027

Apparel Manufacturers – 2.0%
Li & Fung Ltd.	9,788,000	$17,933,911
LVMH Moet Hennessy Louis Vuitton S.A. (l)	680,330	38,772,488

		$56,706,399

Automotive – 1.1%
Bridgestone Corp.	1,132,300	$18,980,272
Compagnie Generale des Etablissements Michelin (l)	267,240	12,827,450

		$31,807,722

Biotechnology – 0.7%
Actelion Ltd. (a)(l)	457,919	$20,681,080

Broadcasting – 2.6%
Grupo Televisa S.A., ADR	1,740,150	$25,858,629
WPP Group PLC	8,530,758	47,613,814

		$73,472,443

Brokerage & Asset Managers – 1.7%
Deutsche Boerse AG	192,820	$13,867,196
Daiwa Securities Group, Inc.	6,935,400	35,486,142

		$49,353,338

Business Services – 2.0%
Bunzl PLC	1,804,910	$17,698,259
Mitsubishi Corp.	1,128,100	13,987,637
Mitsui & Co. Ltd.	529,000	4,682,787
Satyam Computer Services Ltd.	4,413,690	21,620,376

		$57,989,059

Computer Software – 0.6%
SAP AG	531,140	$18,253,402

Computer Software - Systems – 0.7%
Acer, Inc.	12,932,000	$16,505,291
HCL Technologies Ltd.	1,518,990	4,205,926

		$20,711,217

Conglomerates – 2.2%
Keppel Corp. Ltd.	5,245,000	$14,635,646
Siemens AG	781,910	47,157,658

		$61,793,304

Construction – 2.1%
Corporacion Moctezuma S.A. de C.V.	1,411,600	$2,109,651
CRH PLC	1,018,190	22,043,113
Duratex S.A., IPS	701,400	4,330,845
Geberit AG	284,487	26,285,428
SARE Holding S.A. de C.V., “B” (a)	1,058,800	198,490
Urbi Desarrollos Urbanos S.A. de C.V. (a)	4,078,630	6,049,861

		$61,017,388

Consumer Goods & Services – 1.4%
Beiersdorf AG	274,870	$15,293,357
Hengan International Group Co. Ltd.	4,152,000	12,351,020
Kimberly-Clark de Mexico S.A. de C.V., “A”	3,792,940	11,813,100

		$39,457,477

1

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 1.5%
Brambles Ltd.	9,099,230	$43,419,401

Electrical Equipment – 1.3%
LS Industrial Systems Co. Ltd.	478,070	$13,838,422
Schneider Electric S.A. (l)	376,590	23,819,934

		$37,658,356

Electronics – 3.3%
Konica Minolta Holdings, Inc.	2,871,500	$21,092,320
Ricoh Co. Ltd.	3,033,000	31,545,485
Royal Philips Electronics N.V.	818,090	13,347,897
Samsung Electronics Co. Ltd.	45,759	15,138,784
Tokyo Electron Ltd.	451,700	12,346,858

		$93,471,344

Energy - Independent – 1.3%
CNOOC Ltd.	11,087,000	$9,079,303
INPEX Holdings, Inc.	3,000	19,211,049
Tullow Oil PLC	1,147,757	9,336,367

		$37,626,719

Energy - Integrated – 9.6%
Chevron Corp.	214,440	$16,942,904
Eni S.p.A.	2,179,110	49,445,259
Marathon Oil Corp.	323,800	8,477,084
OAO Gazprom, ADR	599,340	10,523,903
Petroleo Brasileiro S.A., ADR	445,230	9,323,116
Royal Dutch Shell PLC, “A”	2,690,760	72,412,314
Statoil A.S.A. (l)	2,050,470	34,993,748
TOTAL S.A.	1,353,990	71,061,658

		$273,179,986

Engineering - Construction – 0.4%
JGC Corp.	895,000	$10,357,539

Food & Beverages – 5.0%
Groupe Danone	721,581	$41,506,685
Nestle S.A.	2,340,463	84,711,651
Unilever N.V.	620,100	14,500,227

		$140,718,563

Insurance – 2.0%
AXA (l)	2,535,420	$48,546,171
QBE Insurance Group Ltd.	444,744	6,989,114

		$55,535,285

Internet – 0.2%
Universo Online S.A., IPS	1,755,200	$5,229,336

Machinery & Tools – 2.6%
Assa Abloy AB, “B” (l)	2,457,740	$23,782,947
Bucyrus International, Inc.	1,067,670	20,851,595
Glory Ltd.	1,718,300	29,989,792

		$74,624,334

Major Banks – 10.7%
Barclays PLC	10,788,583	$28,339,775
BNP Paribas	1,015,613	56,305,859
DBS Group Holdings Ltd.	4,690,000	29,036,073
Erste Bank der oesterreichischen Sparkassen AG	844,157	19,280,698
Hang Seng Bank Ltd.	811,900	10,360,758
Intesa Sanpaolo S.p.A.	17,335,072	52,418,588

2

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Standard Bank Group Ltd.	2,205,997	$19,102,648
Standard Chartered PLC	1,945,042	25,427,523
Sumitomo Mitsui Financial Group, Inc.	8,987	32,968,334
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	485,570	31,120,181

		$304,360,437

Metals & Mining – 2.7%
Anglo American PLC	722,030	$17,171,202
BHP Billiton PLC	3,219,310	58,869,046

		$76,040,248

Natural Gas - Distribution – 1.3%
Gaz de France	917,576	$36,934,946

Network & Telecom – 0.6%
Nokia Oyj	1,155,360	$16,347,110

Oil Services – 0.3%
Saipem S.p.A.	619,890	$9,663,635

Other Banks & Diversified Financials – 6.9%
Aeon Credit Service Co. Ltd.	2,381,500	$29,889,343
Anglo Irish Bank Corp. PLC	4,307,923	4,687,950
Bank of Cyprus Public Co. Ltd.	4,281,136	17,124,365
Chiba Bank Ltd.	3,497,000	16,693,916
China Construction Bank	88,166,000	46,073,012
CSU Cardsystem S.A. (a)	1,502,270	1,414,084
HDFC Bank Ltd., ADR	240,100	13,733,720
UBS AG (a)	1,834,552	23,111,728
Unione di Banche Italiane ScpA	3,010,281	43,547,456

		$196,275,574

Pharmaceuticals – 9.1%
Bayer AG	694,510	$36,100,570
Daiichi Sankyo Co. Ltd.	1,820,900	37,507,343
Merck KGaA	529,160	44,474,076
Novartis AG	984,220	46,007,639
Roche Holding AG	665,100	93,513,674

		$257,603,302

Precious Metals & Minerals – 0.3%
Paladin Resources Ltd. (a)(l)	4,916,743	$7,734,559

Railroad & Shipping – 1.6%
East Japan Railway Co.	5,754	$44,252,276

Real Estate – 0.7%
CapitaLand Ltd.	10,268,000	$18,888,148
Sino Land Co. Ltd.	3,093,000	2,285,152

		$21,173,300

Specialty Chemicals – 3.7%
Akzo Nobel N.V.	1,627,480	$55,615,911
Linde AG	550,370	40,401,547
Symrise AG	708,751	8,400,275

		$104,417,733

Specialty Stores – 2.5%
Esprit Holdings Ltd.	2,509,400	$11,742,888
Industria de Diseno Textil S.A. (l)	943,420	31,696,566
Kingfisher PLC	7,731,000	14,208,425
NEXT PLC	710,190	12,175,118

		$69,822,997

3

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 4.9%
America Movil S.A.B. de C.V., “L”, ADR			981,280	$29,438,400
KDDI Corp.			4,275	27,733,598
Rogers Communications, Inc., “B”			578,740	15,665,459
Vodafone Group PLC			33,940,740	66,397,353

				$139,234,810

Telephone Services – 2.1%
China Unicom Ltd.			12,154,000	$14,992,354
Telefonica S.A.			2,204,910	44,777,855

				$59,770,209

Tobacco – 1.1%
Japan Tobacco, Inc.			8,287	$30,348,959

Trucking – 2.2%
TNT N.V.			611,050	$12,809,589
Yamato Holdings Co. Ltd.			3,834,000	49,785,435

				$62,595,024

Utilities - Electric Power – 3.2%
Drax Group			963,328	$9,088,321
E.ON AG			1,892,309	66,729,345
NTPC Ltd.			4,441,879	14,230,793

				$90,048,459

Total Common Stocks				$2,819,498,879

	Strike Price	First Exercise
Rights – 0.1%
Major Banks – 0.1%
Standard Chartered PLC (1 share for 1 right) (a)	$3.90	12/17/08	641,222	$4,074,575

Short-Term Obligations (y) – 1.1%
BNP Paribas Financial, Inc., 0.6%, due 12/01/08			$30,221,000	$30,221,000
Conocophillips, 0.7%, due 12/01/08			303,000	303,000

Total Short-Term Obligations				$30,524,000

Collateral for Securities Loaned – 1.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			38,679,466	$38,679,466

Total Investments				$2,892,776,920

Other Assets, Less Liabilities – (1.8)%				(50,315,738)

Net Assets – 100.0%				$2,842,461,182

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Research International Fund

Supplemental Information (Unaudited) 11/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of November 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$957,467,153	$1,935,309,767	$—	$2,892,776,920
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$4,333,857,394

Gross unrealized appreciation	$33,638,194
Gross unrealized depreciation	(1,474,718,668)

Net unrealized appreciation (depreciation)	$(1,441,080,474)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of November 30, 2008, are as follows:

Japan	16.4%
United Kingdom	13.5%
France	11.6%
Switzerland	10.4%
Germany	10.2%
Italy	5.5%
Netherlands	4.1%
Mexico	3.0%
China	2.9%
Other Countries	22.4%

5

MFS® Technology Fund

11/30/08
Quarterly portfolio holdings

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08

Issuer	Shares/Par	Value ($)
Common Stocks – 93.5%
Business Services – 1.5%
MasterCard, Inc., “A”	6,600	$958,980

Computer Software – 27.0%
Akamai Technologies, Inc. (a)	101,800	$1,249,086
Citrix Systems, Inc. (a)	51,900	1,383,654
MicroStrategy, Inc., “A” (a)	141,540	5,050,147
MSC. Software Corp. (a)	287,835	2,158,763
Oracle Corp. (a)	177,770	2,860,319
Salesforce.com, Inc. (a)	12,200	349,164
VeriSign, Inc. (a)	200,606	4,331,084

		$17,382,217

Computer Software - Systems – 13.4%
Apple, Inc. (a)	43,840	$4,062,653
Hewlett-Packard Co.	128,700	4,540,536

		$8,603,189

Electronics – 29.4%
Flextronics International Ltd. (a)	1,246,912	$2,917,774
Intel Corp.	128,166	1,768,691
Marvell Technology Group Ltd. (a)	437,466	2,537,303
MEMC Electronic Materials, Inc. (a)	74,600	1,120,492
National Semiconductor Corp.	204,200	2,246,200
Nintendo Co. Ltd.	4,635	1,436,525
RF Micro Devices, Inc. (a)	1,033,500	1,374,555
Samsung Electronics Co. Ltd., GDR	15,357	2,568,458
SanDisk Corp. (a)	374,516	2,996,128

		$18,966,126

Internet – 2.7%
Google, Inc., “A” (a)(p)	5,915	$1,732,858

Leisure & Toys – 5.7%
Take-Two Interactive Software, Inc.	147,230	$1,788,845
THQ, Inc. (a)	399,100	1,891,734

		$3,680,579

Network & Telecom – 11.6%
Ciena Corp.	286,000	$2,116,400
High Tech Computer Corp.	88,700	883,414
Nokia Corp., ADR	115,120	1,631,250
Research in Motion Ltd. (a)	66,611	2,828,969

		$7,460,033

Personal Computers & Peripherals – 2.2%
NetApp, Inc. (a)	102,800	$1,387,800

Total Common Stocks		$60,171,782

Bonds – 1.8%
Broadcasting – 1.8%
Sirius Satellite Radio, Inc., 9.625%, 2013	$4,790,000	$1,173,550

Convertible Bonds – 2.1%
Computer Software – 1.4%
Verisign, Inc., 3.25%, 2037	$1,300,000	$900,250

Electronics – 0.7%
RF Micro Devices, Inc., 1%, 2014	$1,595,000	$458,563

Total Convertible Bonds		$1,358,813

1

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Call Options Purchased – 0.2%
Netapp, Inc. - December 2008 @ $15 (a)	1,482	$45,942
Oracle Corp. - December 2008 @ $16 (a)	476	53,312
Electronic Arts, Inc. - January 2009 @ $25 (a)	183	9,150
Baidu.com, Inc. - January 2009 @ $25 (a)	64	27,520

Total Call Options Purchased		$135,924

Issuer	Shares/Par	Value ($)
Repurchase Agreements – 1.9%
Merrill Lynch & Co., 0.18%, dated 11/28/08, due 12/01/08, total to be received $1,205,018 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$1,205,000	$1,205,000

Total Investments		$64,045,069

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Call Options Written – (0.1)%
Google Inc. - January 2009 @ $330 (a)	(59)	$(79,650)

Other Assets, Less Liabilities – 0.7%		424,566

Net Assets – 100.0%		$64,389,985

(a)	Non-income producing security.

(p)	Security or a portion of the security was pledged to cover collateral requirements for written options. At November 30, 2008 the value of securities pledged amounted to $1,728,458.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Technology Fund

Supplemental Information (Unaudited) 11/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of November 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$59,424,293	$4,620,776	$—	$64,045,069
Other Financial Instruments	$(79,650)	$—	$—	$(79,650)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$122,061,086

Gross unrealized appreciation	$73,102
Gross unrealized depreciation	(58,089,119)

Net unrealized appreciation (depreciation)	$(58,016,017)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS® Value Fund

11/30/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08

Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace – 8.3%
Lockheed Martin Corp.	4,242,210	$327,116,822
Northrop Grumman Corp.	3,611,930	147,908,534
Raytheon Co.	479,290	23,389,352
United Technologies Corp.	2,601,130	126,232,839

		$624,647,547

Alcoholic Beverages – 1.8%
Diageo PLC	7,110,329	$99,629,103
Molson Coors Brewing Co.	839,950	37,352,577

		$136,981,680

Apparel Manufacturers – 1.5%
NIKE, Inc., “B”	2,107,470	$112,222,778

Automotive – 0.6%
Johnson Controls, Inc.	2,510,750	$44,339,845

Broadcasting – 3.2%
Omnicom Group, Inc.	3,471,050	$98,196,005
Walt Disney Co.	4,673,730	105,252,400
WPP Group PLC	6,573,815	36,691,277

		$240,139,682

Brokerage & Asset Managers – 3.2%
Franklin Resources, Inc.	787,790	$47,858,243
Goldman Sachs Group, Inc.	1,686,720	133,234,013
Invesco Ltd.	811,330	10,182,192
Merrill Lynch & Co., Inc.	3,513,390	46,447,016

		$237,721,464

Business Services – 3.2%
Accenture Ltd., “A”	4,627,090	$143,347,248
Automatic Data Processing, Inc.	819,100	33,632,246
Visa, Inc., “A”	560,000	29,433,600
Western Union Co.	2,329,330	30,910,209

		$237,323,303

Chemicals – 2.9%
3M Co.	1,249,160	$83,606,279
PPG Industries, Inc.	3,050,100	133,960,392

		$217,566,671

Computer Software – 2.5%
Oracle Corp. (a)	11,506,090	$185,132,988

Computer Software - Systems – 2.4%
Hewlett-Packard Co.	1,379,250	$48,659,940
International Business Machines Corp.	1,577,390	128,715,024

		$177,374,964

Construction – 0.9%
Sherwin-Williams Co.	1,207,790	$71,175,065

Consumer Goods & Services – 1.4%
Procter & Gamble Co.	1,634,642	$105,189,213

Electrical Equipment – 1.4%
Danaher Corp.	866,790	$48,228,196
W.W. Grainger, Inc.	820,440	57,898,451

		$106,126,647

Electronics – 1.8%
Intel Corp.	9,593,380	$132,388,644

1

MFS Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 4.1%
Apache Corp.	1,401,340	$108,323,582
Devon Energy Corp.	1,581,970	114,439,710
EOG Resources, Inc.	986,120	83,839,922

		$306,603,214

Energy - Integrated – 11.1%
Chevron Corp.	2,356,774	$186,208,714
ConocoPhillips	1,230,460	64,623,759
Exxon Mobil Corp.	2,805,060	224,825,559
Hess Corp.	1,568,930	84,784,977
Marathon Oil Corp.	1,634,600	42,793,828
TOTAL S.A., ADR	4,399,427	232,069,774

		$835,306,611

Food & Beverages – 3.7%
J.M. Smucker Co.	603,174	$27,366,004
Kellogg Co.	763,059	33,139,652
Nestle S.A.	3,175,913	114,950,261
Pepsi Bottling Group, Inc.	317,080	5,735,977
PepsiCo, Inc.	1,682,116	95,375,977

		$276,567,871

Food & Drug Stores – 1.6%
CVS Caremark Corp.	3,758,117	$108,722,325
Kroger Co.	318,700	8,815,242

		$117,537,567

Gaming & Lodging – 0.4%
Royal Caribbean Cruises Ltd. (l)	3,466,480	$32,654,242

General Merchandise – 0.3%
Macy’s, Inc.	3,387,020	$25,131,688

Health Maintenance Organizations – 0.4%
UnitedHealth Group, Inc.	827,890	$17,393,969
WellPoint, Inc. (a)	434,490	15,467,844

		$32,861,813

Insurance – 6.5%
Allstate Corp.	6,296,391	$160,180,187
Aon Corp.	617,730	27,983,169
Chubb Corp.	1,195,350	61,393,176
Genworth Financial, Inc., “A”	5,328,450	7,726,253
MetLife, Inc.	6,901,510	198,487,428
Prudential Financial, Inc.	1,506,060	32,681,502

		$488,451,715

Leisure & Toys – 0.2%
Hasbro, Inc.	482,540	$12,932,072

Machinery & Tools – 0.7%
Eaton Corp.	1,131,230	$52,421,198

Major Banks – 8.6%
Bank of America Corp.	5,308,165	$86,257,681
Bank of New York Mellon Corp.	6,116,168	184,769,435
JPMorgan Chase & Co.	3,281,090	103,879,309
PNC Financial Services Group, Inc.	1,278,580	67,470,667
State Street Corp.	2,869,680	120,842,225
SunTrust Banks, Inc.	1,087,300	34,500,029
Wells Fargo & Co.	1,649,100	47,642,499

		$645,361,845

2

MFS Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.2%
Williams Cos., Inc.	937,960	$15,213,711

Oil Services – 0.4%
National Oilwell Varco, Inc. (a)	1,017,390	$28,781,963

Pharmaceuticals – 7.1%
Abbott Laboratories	871,790	$45,673,078
GlaxoSmithKline PLC	2,123,280	36,783,526
Johnson & Johnson	1,948,790	114,160,118
Merck & Co., Inc.	4,813,490	128,616,453
Pfizer, Inc.	1,563,530	25,688,798
Roche Holding AG	203,550	28,619,318
Wyeth	4,306,140	155,064,101

		$534,605,392

Railroad & Shipping – 0.3%
Burlington Northern Santa Fe Corp.	267,810	$20,516,924

Specialty Chemicals – 0.6%
Air Products & Chemicals, Inc.	968,428	$46,252,121

Specialty Stores – 0.4%
Staples, Inc.	1,765,760	$30,653,594

Telecommunications - Wireless – 1.8%
America Movil S.A.B. de C.V., “L”, ADR	197,720	$5,931,600
Rogers Communications, Inc., “B”	1,300,550	35,203,567
Vodafone Group PLC	48,604,813	95,084,283

		$136,219,450

Telephone Services – 4.3%
AT&T, Inc.	10,099,440	$288,440,006
Verizon Communications, Inc.	948,680	30,974,402

		$319,414,408

Tobacco – 4.9%
Altria Group, Inc.	1,729,450	$27,809,556
Lorillard, Inc.	688,180	41,586,717
Philip Morris International, Inc.	7,056,030	297,482,225

		$366,878,498

Utilities - Electric Power – 5.9%
Dominion Resources, Inc.	3,115,940	$114,728,911
Entergy Corp.	782,320	66,575,432
FPL Group, Inc.	1,408,110	68,659,444
PG&E Corp.	1,431,660	54,460,346
PPL Corp.	2,250,170	76,258,261
Public Service Enterprise Group, Inc.	1,989,360	61,471,224

		$442,153,618

Total Common Stocks		$7,394,850,006

Collateral for Securities Loaned – 0.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	7,935,027	$7,935,027

Money Market Funds (v) – 0.9%
MFS Institutional Money Market Portfolio	66,131,291	$66,131,291

Total Investments		$7,468,916,324

Other Assets, Less Liabilities – 0.4%		29,168,513

Net Assets – 100.0%		$7,498,084,837

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

3

MFS Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Value Fund

Supplemental Information (Unaudited) 11/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of November 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$7,267,193,099	$201,723,225	$—	$7,468,916,324
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$8,883,894,360

Gross unrealized appreciation	$432,065,370
Gross unrealized depreciation	(1,847,043,406)

Net unrealized appreciation (depreciation)	$(1,414,978,036)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended November 30, 2008, is set forth below:

Underlying Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	209,757,694	(143,626,403)	66,131,291

Underlying Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$25,877	$66,131,291

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: January 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: January 15, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2009

*	Print name and title of each signing officer under his or her signature.